Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 120,600	$ 22,278,521
Valuation allowance		$ 4,639,576
Operating loss carry forward expiration year	expires on December 31, 2037